American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2025

Global Small Cap - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.6%
Australia — 3.9%
CAR Group Ltd.	26,452	697,750
JB Hi-Fi Ltd.	10,398	795,134
Life360, Inc.(1)(2)	2,392	216,344
Ventia Services Group Pty. Ltd.	260,490	925,487
Zip Co. Ltd.(1)(2)	333,544	919,241
		3,553,956
Belgium — 0.7%
D'ieteren Group	3,078	667,002
Brazil — 1.6%
Direcional Engenharia SA	335,700	960,938
Multiplan Empreendimentos Imobiliarios SA	85,500	439,024
		1,399,962
Canada — 12.1%
Aritzia, Inc.(1)	24,488	1,466,053
AtkinsRealis Group, Inc.	20,448	1,406,130
Boardwalk Real Estate Investment Trust	16,894	866,258
Brookfield Infrastructure Corp., Class A(2)	10,977	441,495
Capstone Copper Corp.(1)	126,832	906,899
Chartwell Retirement Residences	79,004	1,065,391
Element Fleet Management Corp.	34,405	916,899
Finning International, Inc.	14,174	587,663
Lundin Gold, Inc.	24,208	1,488,598
MDA Space Ltd.(1)	43,369	1,402,423
Torex Gold Resources, Inc.(1)	12,364	412,418
		10,960,227
China — 2.1%
Bosideng International Holdings Ltd.	802,000	464,179
GDS Holdings Ltd., ADR(1)	26,873	928,731
Tongcheng Travel Holdings Ltd.	193,600	547,732
		1,940,642
France — 3.8%
Gaztransport Et Technigaz SA	4,257	794,497
SPIE SA	17,767	984,743
Technip Energies NV	24,061	1,112,070
VusionGroup	2,270	569,766
		3,461,076
Germany — 3.8%
Auto1 Group SE(1)	51,025	1,726,753
CTS Eventim AG & Co. KGaA	6,668	625,050
flatexDEGIRO AG	7,060	233,598
RENK Group AG	11,027	805,373
		3,390,774
India — 2.6%
Amber Enterprises India Ltd.(1)	5,312	437,502
Max Healthcare Institute Ltd.	48,489	634,874
Nippon Life India Asset Management Ltd.	72,700	647,098
Prestige Estates Projects Ltd.	33,275	589,743
		2,309,217
Israel — 1.0%
Etoro Group Ltd., Class A(1)	10,049	446,176

Nova Ltd.(1)	1,698	447,151
		893,327
Italy — 1.7%
BPER Banca SpA	126,540	1,314,378
Hera SpA	56,051	240,915
		1,555,293
Japan — 9.2%
Asics Corp.	41,500	1,115,586
CyberAgent, Inc.	67,000	810,116
Japan Metropolitan Fund Invest(2)	936	712,523
Maruwa Co. Ltd.	3,100	836,474
Mebuki Financial Group, Inc.	162,700	1,000,138
Nabtesco Corp.	10,600	222,911
Ryohin Keikaku Co. Ltd.(2)	35,400	761,365
Sanrio Co. Ltd.	22,400	1,159,003
Sojitz Corp.	17,600	463,648
SWCC Corp.	14,700	812,625
Tsuruha Holdings, Inc.(2)	30,500	470,551
		8,364,940
Mexico — 0.7%
Gentera SAB de CV	265,158	650,091
Netherlands — 0.8%
SBM Offshore NV(2)	27,201	743,660
Norway — 0.9%
Subsea 7 SA	38,053	795,932
South Korea — 0.9%
Samyang Foods Co. Ltd.	744	833,064
Spain — 0.5%
Acerinox SA	32,854	405,346
Switzerland — 1.5%
R&S Group Holding AG(1)	19,723	907,121
Sulzer AG	2,338	438,128
		1,345,249
United Kingdom — 1.8%
Marex Group PLC	14,559	514,806
Tritax Big Box REIT PLC	293,862	551,913
Weir Group PLC	17,157	571,396
		1,638,115
United States — 49.0%
ADMA Biologics, Inc.(1)	40,585	700,497
Adtalem Global Education, Inc.(1)	6,970	912,721
American Healthcare REIT, Inc.	23,201	992,771
Ategrity Specialty Holdings LLC(1)	21,735	492,080
ATI, Inc.(1)	15,051	1,167,054
Bancorp, Inc.(1)	14,258	1,087,030
BJ's Wholesale Club Holdings, Inc.(1)	8,451	825,494
Bowhead Specialty Holdings, Inc.(1)	21,200	658,472
Bullish(1)	1,288	76,031
Cargurus, Inc.(1)	14,436	499,486
Carpenter Technology Corp.	4,558	1,097,931
Chefs' Warehouse, Inc.(1)	3,618	228,440
Clean Harbors, Inc.(1)	1,975	478,365
Coastal Financial Corp.(1)	4,269	488,800
Construction Partners, Inc., Class A(1)	8,493	1,018,311
Credo Technology Group Holding Ltd.(1)	7,105	874,306

Dave, Inc.(1)	2,386	508,743
Elastic NV(1)	4,829	410,755
Element Solutions, Inc.	30,050	772,886
elf Beauty, Inc.(1)	2,013	251,625
Encompass Health Corp.	7,116	866,444
Extreme Networks, Inc.(1)	38,868	830,998
Firefly Aerospace, Inc.(1)	4,964	225,217
Globus Medical, Inc., Class A(1)	6,304	386,246
Guidewire Software, Inc.(1)	2,392	519,112
Hamilton Lane, Inc., Class A	2,961	457,001
Hayward Holdings, Inc.(1)	41,075	660,486
HCI Group, Inc.	2,666	444,449
HealthEquity, Inc.(1)	509	45,469
Hexcel Corp.	7,126	450,007
Hinge Health, Inc., Class A(1)	7,986	447,855
Huron Consulting Group, Inc.(1)	6,872	941,189
Integer Holdings Corp.(1)	3,281	353,921
Klaviyo, Inc., Class A(1)	28,481	923,924
Knife River Corp.(1)	5,470	443,070
Lattice Semiconductor Corp.(1)	7,210	478,600
Life Time Group Holdings, Inc.(1)	16,192	452,081
Littelfuse, Inc.	1,838	477,567
MACOM Technology Solutions Holdings, Inc.(1)	3,703	474,539
Magnite, Inc.(1)	39,768	1,031,980
Miami International Holdings, Inc.(1)	5,423	203,796
Mirion Technologies, Inc.(1)	40,030	820,615
Modine Manufacturing Co.(1)	5,162	702,703
Mueller Water Products, Inc., Class A	40,491	1,067,343
Natera, Inc.(1)	2,681	451,078
National Vision Holdings, Inc.(1)	35,350	810,929
Ollie's Bargain Outlet Holdings, Inc.(1)	6,465	820,021
Onestream, Inc.(1)	15,394	320,041
OPENLANE, Inc.(1)	20,663	597,574
Palomar Holdings, Inc.(1)	351	43,180
Patrick Industries, Inc.	9,632	1,077,339
Paylocity Holding Corp.(1)	2,739	490,911
Pegasystems, Inc.	7,585	411,183
Piper Sandler Cos.	2,132	711,640
Planet Fitness, Inc., Class A(1)	4,160	435,968
Q2 Holdings, Inc.(1)	5,088	400,578
RadNet, Inc.(1)	7,538	540,927
Sensient Technologies Corp.	5,613	636,851
Shift4 Payments, Inc., Class A(1)(2)	5,514	498,631
Silicon Laboratories, Inc.(1)	4,129	554,731
SiTime Corp.(1)	2,125	513,549
Slide Insurance Holdings, Inc.(1)	698	9,339
Sterling Infrastructure, Inc.(1)	3,408	949,230
StoneX Group, Inc.(1)	9,295	949,670
Terreno Realty Corp.	10,526	608,087
Titan America SA(1)(2)	25,406	394,047
Toll Brothers, Inc.	5,063	703,757
Trex Co., Inc.(1)	7,066	435,478
UFP Technologies, Inc.(1)	1,936	406,870
Verra Mobility Corp.(1)	16,113	400,408
Vital Farms, Inc.(1)	18,298	934,845

Warby Parker, Inc., Class A(1)	18,937	496,149
Wayfair, Inc., Class A(1)	7,458	556,367
Wintrust Financial Corp.	7,001	961,167
		44,366,955
TOTAL COMMON STOCKS (Cost $62,501,389)		89,274,828
EXCHANGE-TRADED FUNDS — 0.7%
Schwab International Small-Cap Equity ETF	7,122	315,148
Schwab U.S. Small-Cap ETF	11,718	320,019
TOTAL EXCHANGE-TRADED FUNDS (Cost $598,823)		635,167
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,063	3,063
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,233,212	1,233,212
		1,236,275
Repurchase Agreements — 0.9%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $870,238), at 4.30%, dated 8/29/25, due 9/2/25 (Delivery value $853,408)		853,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,089,275)		2,089,275
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $65,189,487)		91,999,270
OTHER ASSETS AND LIABILITIES — (1.6)%		(1,428,338)
TOTAL NET ASSETS — 100.0%		$90,570,932

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Consumer Discretionary	18.9%
Financials	14.7%
Information Technology	12.2%
Materials	7.2%
Health Care	6.5%
Real Estate	5.3%
Communication Services	4.0%
Consumer Staples	3.9%
Energy	3.8%
Utilities	0.8%
Exchange-Traded Funds	0.7%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.6%)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,713,132. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,946,024, which includes securities collateral of $3,712,812.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$216,344	$3,337,612	—
Belgium	—	667,002	—
Brazil	—	1,399,962	—
Canada	441,495	10,518,732	—
China	928,731	1,011,911	—
France	—	3,461,076	—
Germany	—	3,390,774	—
India	—	2,309,217	—
Italy	—	1,555,293	—
Japan	—	8,364,940	—
Mexico	—	650,091	—
Netherlands	—	743,660	—
Norway	—	795,932	—
South Korea	—	833,064	—
Spain	—	405,346	—
Switzerland	—	1,345,249	—
United Kingdom	514,806	1,123,309	—
Other Countries	45,260,282	—	—
Exchange-Traded Funds	635,167	—	—
Short-Term Investments	1,236,275	853,000	—
	$49,233,100	$42,766,170	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.